Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 1,550
2014	2,590
2015	2,981
2016	2,981
2017	3,057
Thereafter	7,804
Operating Leases, Future Minimum Payments Due, Total	$ 20,963